Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Group’s Revenues

The Group’s revenues derived from different channels for the years ended December 31, 2024 and June 30, 2025, are as below:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Offline sales to dealers	$45,668	$39,384
Offline sales to ODM customers	25,711	27,735
Online sales to retail customers	5,885	7,389
Total	$77,264	$74,508

Schedule of Disaggregation of Revenues by Geographic Area	The following table sets forth the disaggregation of revenues by geographic area:
	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
North America	$47,503	$45,255
Europe	25,918	22,273
Others	3,843	6,980
Total	$77,264	$74,508